Group Employees - Summary of Average Number of Persons Employed by Group and Associates (Details) - Employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number and Average Number of Employees [Line Items]
Average number of employees	89,182	94,846
Associates
Number and Average Number of Employees [Line Items]
Average number of employees	29,739	30,747
Subsidiaries
Number and Average Number of Employees [Line Items]
Average number of employees	59,443	64,099
Subsidiaries | APME
Number and Average Number of Employees [Line Items]
Average number of employees	12,703	14,910
Subsidiaries | AMSSA
Number and Average Number of Employees [Line Items]
Average number of employees	17,869	18,638
Subsidiaries | ENA
Number and Average Number of Employees [Line Items]
Average number of employees	23,957	25,505
Subsidiaries | United States
Number and Average Number of Employees [Line Items]
Average number of employees	4,914	5,046